Basis of Presentation and Accounting	1 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Accounting

Note 2: Basis of Presentation and Accounting

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows have not been presented because there have been no activities in this entity as of January 31, 2021.

Basis for Consolidation

The consolidated balance sheet includes the accounts of the Company and its wholly-owned subsidiary. The Company did not have any operations for the period ended January 31, 2021.